Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Trading Assets and Liabilities
Trading assets	SFr 101,095	SFr 106,971	SFr 111,141
Trading liabilities	29,967	28,184	27,535
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	57,030	52,565	54,198
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	24,711	34,097	36,546
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	16,069	16,810	17,559
Trading liabilities	15,952	12,366	10,846
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	3,285	3,499	2,838
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	14,015	SFr 15,818	16,689
Bank
Schedule of Trading Assets and Liabilities
Trading assets	101,232		111,299
Trading liabilities	29,967		27,539
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	57,130		54,297
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	24,748		36,606
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	16,069		17,559
Trading liabilities	15,952		10,846
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	3,285		2,837
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 14,015		SFr 16,693